Quarterly Financial Results (Unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Results (Unaudited)
26. Quarterly financial results (UNAUDITED) (as adjusted - see Note 3)

	Three months ended
	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020
Revenues
Gross premiums written	$190,358	$124,737	$147,740	$125,705
Gross premiums ceded	(17,090)	(8,286)	(18,423)	(2,545)
Net premiums written	173,268	116,451	129,317	123,160
Change in net unearned premium reserves	8,747	25,261	11,493	23,155
Net premiums earned	182,015	141,712	140,810	146,315
Net investment income (loss)	204,798	121,956	137,211	(185,027)
Total revenues	386,813	263,668	278,021	(38,712)
Expenses
Loss and loss adjustment expenses incurred, net	177,919	110,487	89,106	87,786
Acquisition costs, net	39,321	54,817	43,671	49,253
Other underwriting expenses	9,714	6,072	7,793	7,221
Net corporate and other expenses	10,957	14,965	8,878	6,415
Interest expense	2,068	2,068	2,046	2,048
Foreign exchange (gains) losses	8,348	5,885	(797)	(8,217)
Total expenses	248,327	194,294	150,697	144,506
Income (loss) before income tax expense	138,486	69,374	127,324	(183,218)
Income tax expense	(3,728)	(652)	(3,309)	(419)
Net income (loss)	134,758	68,722	124,015	(183,637)
Net (income) loss attributable to noncontrolling interests	(362)	21	—	—
Net income (loss) available to SiriusPoint common shareholders	$134,396	$68,743	$124,015	$(183,637)
Earnings (loss) per share available to SiriusPoint common shareholders
Basic earnings (loss) per share available to SiriusPoint common shareholders	$1.43	$0.74	$1.33	$(1.99)
Diluted earnings (loss) per share available to SiriusPoint common shareholders	$1.43	$0.73	$1.33	$(1.99)
Weighted average number of common shares used in the determination of earnings (loss) per share
Basic	92,638,978	92,613,393	92,593,599	92,191,837
Diluted	93,165,559	92,969,646	92,738,293	92,191,837

	Three months ended
	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
Revenues
Gross premiums written	$191,203	$184,856	$149,035	$143,320
Gross premiums ceded	(4,459)	(1,928)	(2,744)	(2,245)
Net premiums written	186,744	182,928	146,291	141,075
Change in net unearned premium reserves	11,648	20,320	(839)	11,975
Net premiums earned	198,392	203,248	145,452	153,050
Net investment income (loss)	61,614	(3,138)	69,131	154,953
Total revenues	260,006	200,110	214,583	308,003
Expenses
Loss and loss adjustment expenses incurred, net	140,394	85,703	82,334	95,068
Acquisition costs, net	61,851	118,271	58,006	57,498
Other underwriting expenses	8,336	7,286	9,636	8,839
Net corporate and other expenses	8,033	7,009	13,825	7,418
Interest expense	2,074	2,074	2,051	2,029
Foreign exchange (gains) losses	10,298	(4,921)	(4,260)	2,518
Total expenses	230,986	215,422	161,592	173,370
Income (loss) before income tax (expense) benefit	29,020	(15,312)	52,991	134,633
Income tax (expense) benefit	718	213	74	(1,718)
Net income (loss)	29,738	(15,099)	53,065	132,915
Net income attributable to noncontrolling interests	—	—	—	—
Net income (loss) available to SiriusPoint common shareholders	$29,738	$(15,099)	$53,065	$132,915
Earnings (loss) per share available to SiriusPoint common shareholders
Basic earnings (loss) per share available to SiriusPoint common shareholders	$0.32	$(0.16)	$0.58	$1.45
Diluted earnings (loss) per share available to SiriusPoint common shareholders	$0.32	$(0.16)	$0.57	$1.43
Weighted average number of common shares used in the determination of earnings (loss) per share
Basic	91,989,469	91,903,556	91,776,870	91,669,810
Diluted	92,696,491	91,903,556	92,801,799	92,578,933